Assets held for sale and discontinued operations - Detailed Information About Amounts Of Discontinued Operations Included In Profit (Details) - GBP (£) £ in Millions		12 Months Ended
	Dec. 05, 2019	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Disclosure of Detailed information Amounts About In Discontinued Operations Included In Profit [Line Items]
Revenue		£ 12,801.1	£ 12,002.8	[1]	£ 13,234.1	[1]
Costs of services		(10,597.5)	(9,987.9)	[1]	(10,825.1)	[1]
Gross profit		2,203.6	2,014.9	[1]	2,409.0	[1]
General and administrative costs		(974.6)	(4,293.0)	[1]	(1,113.1)	[1]
Operating profit/(loss)		1,229.0	(2,278.1)	[1]	1,295.9	[1]
Share of results of associates		23.8	(136.0)	[1]	14.7	[1]
Profit/(loss) before interest and taxation		1,252.8	(2,414.1)	[1]	1,310.6	[1]
Revaluation and retranslation of financial instruments		87.8	147.2	[1]	(163.8)	[1]
Profit/(loss) before taxation		950.8	(2,790.6)	[1]	1,214.3	[1]
Attributable tax expense		(230.1)	(127.1)	[1]	(287.2)	[1]
Profit/(loss) for the year		720.7	(2,901.3)	[2]	937.9	[2]
Goodwill impairment on classification as held for sale					(94.5)
Attributable to
Equity holders of the parent		637.7	(2,965.1)	[1]	844.1	[1]
Non-controlling interests		83.0	63.8	[1]	93.8	[1]
Profit for the year from discontinued operations		£ 0.0	16.4	[1]	10.8	[1]
Discontinued operations
Disclosure of Detailed information Amounts About In Discontinued Operations Included In Profit [Line Items]
Revenue			107.4		2,387.5
Costs of services			(92.3)		(1,951.5)
Gross profit			15.1		436.0
General and administrative costs			(4.4)		(151.7)
Operating profit/(loss)			10.7		284.3
Share of results of associates			0.0		6.5
Profit/(loss) before interest and taxation			10.7		290.8
Finance and investment income			0.1		3.6
Finance costs			(0.3)		(17.3)
Revaluation and retranslation of financial instruments			0.0		(9.4)
Profit/(loss) before taxation			10.5		267.7
Attributable tax expense			(2.2)		(78.8)
Profit/(loss) for the year			8.3		188.9
Goodwill impairment on classification as held for sale			0.0		(94.5)
Gain on sale of discontinued operations			10.0		73.8
Attributable tax expense on sale of discontinued operations			(1.9)		(157.4)
Net gain attributable to discontinued operations			16.4		10.8
Attributable to
Equity holders of the parent			6.5		(3.8)
Non-controlling interests			9.9		14.6
Profit for the year from discontinued operations			16.4		£ 10.8
Kantar Business
Disclosure of Detailed information Amounts About In Discontinued Operations Included In Profit [Line Items]
Goodwill impairment on classification as held for sale	£ (94.5)
Gain on sale of discontinued operations	73.8		10.0
Attributable tax expense on sale of discontinued operations	£ (157.4)		(1.9)
Kantar Business | WPP Scan Group | Discontinued operations
Attributable to
Non-controlling interests			£ 9.3
Proportion of ownership interest in subsidiary			56.00%

[1]	Figures have been restated as described in the accounting policies.
[2]	Figures have been restated as described in the accounting policies.